Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Liabilities Arising From Financing Activities

Reconciliation of liabilities arising from financing activities:

			Non-cash changes
	Balance as of January 1, 2017	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2017
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$57,958.2	$10,394.3	$(4,585.7)	$—	$63,766.8
Guarantee deposits	26,670.6	(2,872.3)	(1,609.0)	(6,108.7)	16,080.6
Bonds payable	191,193.6	(38,100.0)	(2,918.9)	26.4	150,201.1

Total	$275,822.4	$(30,578.0)	$(9,113.6)	$(6,082.3)	$230,048.5

			Non-cash changes
	Balance as of January 1, 2018	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$63,766.8	$23,923.0	$1,064.9	$—	$88,754.7
Guarantee deposits	16,080.6	(279.2)	423.5	(6,035.9)	10,189.0
Bonds payable	150,201.1	(58,024.9)	(382.9)	6.7	91,800.0

Total	$230,048.5	$(34,381.1)	$1,105.5	$(6,029.2)	$190,743.7

Note:	Other changes include amortization of bonds payable and guarantee deposits refunded to customers by offsetting related accounts receivable.